MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        July 18, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust III (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R)High Income Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of a Prospectus and Statement of Additional Information ("SAI") dated June 1, 2003 of the above-named fund. The Prospectus and SAI was filed electronically with the Securities and Exchange Commission on May 29, 2003, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0000950156-03-000239).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust